Retirement Plans - Summary of Expected Benefit Payments (Detail) (Supplemental Retirement Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 234
2016	297
2017	457
2018	481
2019	581
2020 through 2024	3,843
Total	$ 5,893